UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND,

EACH A SERIES OF BRYCE CAPITAL FUNDS

 (Exact name of registrant as specified in charter)

 95 Allens Creek Road, Bldg 1 Suite 201, Rochester, NY 14618

(Address of principal executive offices)  (Zip code)

Dennis E. Lohouse, Treasurer, Bryce Capital Funds,

95 Allens Creek Road, Bldg 1 Suite 201, Rochester, NY 14618

Registrant's telephone number, including area code: 585-586-8100

Date of fiscal year end: 6/30/10

Date of reporting period: 06/30/10

Form N-CSR is to used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. – 3507.

Item 1.  Reports to Stockholders.

Bryce Capital Growth Fund

Bryce Capital Value Fund

Annual Report to Shareholders

June 30, 2010

Table of Contents

President’s Letter to Shareholders

Performance and Returns

Performance and Returns.

Bryce Capital Value Fund

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets.

Financial Highlights

Bryce Capital Growth Fund

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to Financial Statements

Shareholder Fee Examples

Trustees and Officers

Report of Independent Registered Public Accounting Firm

Letter to Shareholders:

June 30, 2010

Dear fellow shareholder:

The first half of this year has been made up of what seems like two different markets. The first four months appeared to be a continuation of the bounce back that began in March of 2009. The S&P 500 on a total return basis was up just under 10% for the year in the last week of April, only to see all of those gains and then some disappear by the end of the second quarter. The initial move to start the year was based on the belief that the economy was continuing to improve and had emerged from recession into a recovery stage enroute to one of economic growth or expansion.  Once the second quarter ended on June 30, the year to date performance of the Dow Jones Industrial Average was down 6.3%, the S&P 500 was down 7.6% and the NASDAQ Composite was down 7.0%. Both of the Bryce Funds, the Bryce Capital Value Fund and the Bryce Capital Growth Fund outperformed the benchmark S&P 500 for both the 1st and 2nd quarter of 2010. More detailed performance data is included in this report.

During the first half of 2010, no sector in the S&P 500 avoided negative returns as the pullback from the earlier highs affected the entire market. Those sectors that are the most economically sensitive, were the ones hardest hit, as concerns about a “double dip” recession became the theme. The worst-performing sector was the material sector, which was down 12.8% for the first half of the year. The global economy has been boosted since the recession of 2008-2009 by the massive monetary and fiscal stimulus as well as the financial bailouts. It is viewed by many that the effects of these measures have begun to wane, which will continue in the second half of 2010. Given the fact that the U.S. national debt is in excess of 85% of GDP along with the upcoming elections, there may not be the political will for further material fiscal stimulus measures.

There are other issues facing the stock market and economy. Industrial production is contracting again, suggesting a slowdown in manufacturing, real GDP and factory output. The employment picture remains sluggish at best and the housing market has shown no signs of recovery. As Chairman Bernanke stated, there is “unusual uncertainty” concerning our economic outlook. Many investors remain on the sidelines waiting for further signals on the direction of the economy. Many feel that the economy will slide back into recession, while others feel this is part of a normal recovery. While we remain in this period, many investors are reluctant to put “risk” in their portfolios and feel that staying on the sidelines is the prudent course of action.

We have continued to manage the funds by choosing the companies that we feel will prosper in a slow or minimal growth environment. We continue to favor lower “beta” or more stable companies, in the large capitalization areas. We focus on those companies that have continued to report good earnings growth despite the economic environment. As the economic environment improves, we believe the high quality leaders that we own in the funds will outperform those with sub par balance sheets, management and product lines.  We expect that as the economy and the financial system stabilize both domestically and globally that investor’s appetite for riskier assets will return.

Respectfully,

Ed Sheidlower

President

Bryce Funds

Table 1
PERFORMANCE
Annualized for the period ended June 30, 2010
		Bryce Value	Russell	S&P 500
		Fund	1000 Value

One Year		10.6%	16.9%	12.1%

Three Year		-22.0%	-12.3%	-8.5%

Since Inception	(September 14, 2004)	-5.1%	0.5%	1.3%

*The S&P 500 Index (SPX) is an unmanaged market capitalization-weighted index of common stocks generally considered to be representative of the stock market in general.  Each stock's weight in the index is proportionate to its market value. You cannot invest directly in an index.

The performance data shown is historical.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.  The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Table 1
PERFORMANCE
Annualized for the period ended June 30, 2010
		Bryce Growth	Russell	S&P 500
		Fund	1000 Growth

One Year		29.7%	11.8%	12.1%

Three Year		-2.7%	-6.9%	-8.5%

Since Inception	(September 14, 2004)	2.2%	4.8%	1.3%

*The S&P 500 Index (SPX) is an unmanaged market capitalization-weighted index of common stocks generally considered to be representative of the stock market in general. Each stock's weight in the index is proportionate to its market value. You cannot invest directly in an index.

The performance data shown is historical.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.  The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Bryce Capital Value Fund
Investment Changes

Top Ten Stocks as of June 30 , 2010
% of fund's net assets
Biovail Corporation	2.5
Edwards Lifesciences Corp	2.5
Amerisource Bergen Corporation	2.4
DaVita Inc	2.4
Dollar Tree Inc	2.3
EMC Corp.-Mass.	2.3
Core Laboratories N.V.	2.2
Skyworks Soulutions Inc.	2.2
Mccormick & Company, Inc	2.2
Diamond Foods, Inc.	2.1
23.1

Top Five Market Sectors as of June 30, 2010
% of fund's net assets
Health Care	28.5
Information Technology	21.1
Consumer Discretionary	16.3
Financials	15.5
Materials	6.2
87.6
Asset Allocation (% of Fund's net assets)
As of June 30, 2010

Bryce Capital Value Fund
Investments June 30, 2010
Showing Percentage of Net Assets

COMMON STOCK		100.0%
		Shares	Value
Industrials		6.0%
	L-3 Comm Titan	1,025	72,611
+	Corrections CP America	600	11,448
	Lochheed Martin Corp.	1,150	85,675
+	Mettler-Toledo Int'l.	800	89,304
			259,038

Consumer Discretionary		16.3%
	Coach Inc.	2,400	87,720
	Cracker Barrel Old Ctry Store	1,700	79,152
+	Deckers Outdoor	600	85,722
+	Dollar Tree	2,400	99,912
+	Gymboree Corp	1,900	81,149
+	Kohls Corp	1,800	85,500
	Ross Stores Inc	1,700	90,593
	Yum Brands Inc.	2,300	89,792
			699,540

Consumer Staples		6.4%
	Diamond Foods	2,300	94,530
	McCormick & Company	2,500	94,900
	Pepsico Incorporated	1,425	86,854
			276,284

Energy		4.3%
	Core Laboratories	650	95,947
	World Fuel Svcs Corp	3,400	88,196
			184,143

Financials		15.3%
+	Affiliated Managers Group Inc	1,325	80,520
	Commerce Bankshares, Inc.	2,385	85,836
	Eaton Vance	2,700	74,547
	Goldman Sachs Group Inc	700	91,889
	Morgan Stanley Co	3,200	74,272
+	Ocwen Finl Corp	7,850	79,992
+	Travelers Co.	1,700	83,725
	Willis Group Holdings Ltd.	2,900	87,145
			657,926

Bryce Capital Value Fund
Investments - continued

Health Care		26.4%
	Amerisourcebergen	3,300	104,775
	Biovail Corp	5,650	108,706
+	Davita	1,650	103,026
+	Edwards Lifesciences Corp	1,900	106,438
+	Humana	2,000	91,340
	Lilly (Eli)	2,800	93,800
	McKesson Inc.	1,300	87,308
+	Medco Hearlth Solutions Inc	1,524	83,997
+	Mednax	1,650	91,757
	Teva Pharmaceutical Inds Ltd Adr	1,625	84,484
+	Thermo Electron Corp.	1,800	88,290
+	Waters Corp.	1,350	87,345
			1,131,266

Materials		7.3%
	Potash Corp. Saskatchewan, Inc.	850	73,304
	Rock - Tenn Company	1,650	81,956
	Scotts Miracle-Gro Company	2,100	93,261
	The Mosaic Co.	1,650	64,317
			312,838

Information Technology		17.9%
+	Blue Coat Systems	2,955	60,370
+	BMC Software Inc	2,450	84,843
+	Check Point Software Technologies	3,050	89,914
+	Dell Inc.	6,000	72,360
+	EMC Corp	5,400	98,820
	Flir Systems	3,000	87,270
	Maximus Inc	1,600	92,592
	PerkinElmer Inc.	4,075	84,230
+	Skyworks Solutions Inc	5,700	95,703
			766,102

TOTAL COMMON STOCKS			$ 4,287,137

Bryce Capital Value Fund
Investments - continued

MONEY MARKET FUNDS

Cash		0.0%	-

TOTAL MONEY MARKET FUNDS			0

NET INVESTMENT ASSETS - 100.0%			$ 4,287,137

	+ non income producing security

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of June 30, 2010
AUDITED

		Bryce Capital
		Value Fund
Assets:
	Investments in securities, at fair value (cost = $3,567,690)	$ 4,287,137
	Cash and cash equivalents	-
	Dividends and interest receivable	1,956
	Receivable for securities sold	23,502
	Prepaid Expenses	4,198
	Total Assets	4,316,793

Liabilities:
	Payable for securities purchased	1,972
	Accrued expenses and other liabilities	3,533
	Total Liabilities	5,505

	Net Assets	$ 4,311,288

Net Assets Consist Of:
	Paid in capital	$ 8,529,922
	Accumulated net investment gain (loss)	(151,687)
	Accumulated net realized loss from security transactions	(4,786,393)
	Net unrealized appreciation of investments	719,446

		$ 4,311,288

	Shares Outstanding	582,268

	Net asset value and redemption price per share	$ 7.40

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Period of July 1, 2009 through June 30, 2010
AUDITED

Bryce Capital
Value Fund
Investment Income:
Dividends	$ 47,941
Foreign Dividend Tax withholding	(637)
Total investment income	47,304

Expenses:
Advisory fees (Note 4)	48,002
Registration fees	39,047
Accounting fees	20,334
Transfer agent fees	27,398
Legal fees	12,468
Audit fees	5,389
Shareholder reporting expense	2,111
Custody fees	14,866
Miscellaneous fees & expenses	51,457
Total expenses	221,072

Less:
Advisory fees waived and expenses reimbursed (Note 4)	(48,105)
Net expenses	172,967
Net investment gain (loss)	(125,663)

Net Realized and Unrealized Gain/(Loss)
on Investments (Notes 1 and 3):
Net realized gain/(loss) from security transactions	358,424
Net change in unrealized appreciation of investments	416,034
Net realized and unrealized gain on investments	774,458

Net increase in net assets resulting from operations	$ 648,795

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
Bryce Capital Value Fund
	Audited

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	06/30/10	06/30/09	06/30/08	06/30/07	06/30/06
From Operations:
Net investment gain/loss	$ (125,663)	$ 14,741	$ 44,406	$ (11,089)	$ (17,462)
Net realized gain/loss from security transactions	358,424	(4,865,258)	251,133.00	495,953	56,915
Net change in unrealized appreciation /
(depreciation) of investments	416,034	(2,068,829)	594,686	692,884	495,400
Net increase/(decrease) in net assets
resulting from operations	$ 648,795	$ (6,919,346)	$ 890,225	$ 1,177,748	$ 534,853

From Capital Share Transactions:
Shares sold	281,986	2,461,150	4,321,440	1,168,779	2,839,759
Shares redeemed	(1,571,845)	(2,593,176)	(938,885)	(920,892)	(318,718)
Reivested Shares		290,343
Net increase/(decrease) in net assets from
capital share transactions	(1,289,859)	158,317	3,382,555	247,886	2,521,041

Net increase/(decrease) in net assets	(641,064)	(6,761,029)	4,272,780	1,425,634	3,055,894

Net Assets:
Beginning of Period	4,952,352	$ 11,713,381	$ 7,440,601	$ 6,014,967	2,959,073
End of Period	4,311,288	$ 4,952,352	$ 11,713,381	$ 7,440,601	$ 6,014,967
(Includes accumulated net investment gain(loss):	(151,687)	(26,024)	7,961	(36,445)	$ (25,356)

Capital Share Transactions:
Shares as of beginning of period	740,668	741,402	477,131	458,525	264,298
Shares sold	38,640	234,328	284,186	94,036	218,142
Shares redeemed	(197,040)	(270,298)	(63,673)	(75,430)	(23,915)
Capital gains reinvested		35,236	43,758
Shares as of end of period	582,268	740,668	741,402	477,131	458,525

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Value Fund
		AUDITED

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05

Net Asset Value, Beginning of Period	$ 6.69	$ 15.77	$ 15.58	$ 13.12	$ 11.20	$ 10.00
Capital Gain and Income distribution		$ (0.25)	$ (1.12)
Income (Loss) From
Investment Operations:
Net investment gain/loss (1)	$ (0.19)	$ 0.02	$ (0.07)	$ (0.02)	$ (0.05)	$ (0.06)
Net realized and unrealized gain/loss
from investment operations (1)	$ 0.90	$ (8.85)	$ 1.41	$ 2.49	$ 1.97	$ 1.26
Total from investment operations	$ 0.71	$ (8.83)	$ 1.34	$ 2.47	$ 1.92	$ 1.20

Net Asset Value, End of Period	$ 7.40	6.69	$ 15.77	$ 15.59	$ 13.12	$ 11.20

Total Return (2)	10.6%	-56.9%	8.4%	18.8%	17.0%	12.0%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 4,384	$ 4,952	$ 11,713	$ 7,441	$ 6,015	$ 2,959
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	3.73%	2.77%	1.67%	2.21%	2.63%	7.20%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	2.79%	1.25%	1.22%	1.25%	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-2.80%	-1.32%	-1.02%	-1.14%	2.02%	-6.23%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-1.86%	0.20%	-0.05%	-0.17%	-0.37%	-0.65%

Portfolio Turnover Rate	22.60%	462.00%	47.25%	20.31%	40.26%	147.52%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Annualized.	Investment Fee waiver agreement expired and was not renewed.

Bryce Capital Growth Fund
Investment Changes

Top Ten Stocks as of June 30. 2010
% of fund's net assets
Nvidia Corporation	4.1
Sandisk Corporation	3.7
Marvell Technology Group Ltd	3.7
Almost Family, Inc.	3.7
HMS Holdings Corp	3.6
Broadcom Corporation Class A	3.6
Intuitive Surgical Inc	3.6
Mastercard Inc Cl. A	3.5
Priceline Com Incorporation	3.4
Panera Bread Company - Class A	3.4
36.3%
Top Five Market Sectors as of June 30, 2010
% of fund's net assets
Consumer Discretionary	31.3
Information Technology	30.5
Health Care	22.0
Consumer Staples	6.1
Financials	3.2
93.1
Asset Allocation (% of Fund's net assets)
As of June 30, 2010

Bryce Capital Growth Fund
Investments June 30, 2010
Showing Percentage of Net Assets

COMMON STOCK		100.00%
		Shares	Value
Industrials		2.6%
+	Jacobs Engineering	3,100	112,964
			112,964

Consumer Discretionary		30.7%
+	Amazon Com Inc	1,000	109,260
+	BJ's Restaurants Inc	7,100	167,560
+	Buffalo Wild Wings Inc	3,700	135,346
+	Las Vegas Sands, Inc	6,800	150,552
+	Netflix Com Inc	1,250	168,408
+	Panera Bread Co	2,200	165,638
+	Priceline Com Inc	650	114,751
	TJX Cos Inc New	3,400	142,630
+	Chipotle Mexican	1,150	157,332
			1,311,477

Consumer Staples		5.7%
+	Green Mountain Coffee Roasters	3,900	100,230
+	Whole Foods Mkt Inc	4,000	144,080
			244,310

Energy		2.8%
	National Oilwell Varco Inc.	3,650	120,706

			120,706

Financials		3.4%

+	Intercontinental Exchange Inc.	1,300	146,939
			146,939

Health Care		24.0%
+	Almost Family	4,050	141,467
+	Cerner Corp Com	1,750	132,807
+	Express Scripts	3,200	150,464
+	HMS Hldgs Corp	2,900	157,238
+	IDEXX Laboratories, Inc	2,500	152,250

Bryce Capital Growth Fund
Investments - continued

+	Intuitive Surgical	450	142,029
	Quality Sys Inc	2,550	147,874
			1,024,129

Information Technology		30.6%
+	Apple Inc	650	163,494
	Broadcom Corp Cl A	4,125	168,971
+	Google Inc. Cl A	325	144,609
+	Marvell Technology Group Ltd	7,550	118,988
	Mastercard Inc., Cl. A	600	119,718
+	NVIDIA Corp	6,000	61,260
	Cree, Inc	1,000	60,030
+	Nuance Corporation	10,000	149,500
+	Sandisk Corporation	3,700	168,280
+	Vmware, Inc.	2,100	150,216
			1,305,066

TOTAL COMMON STOCKS			$ 4,265,591

MONEY MARKET FUNDS

		0.00%	0

TOTAL MONEY MARKET FUNDS			0

NET INVESTMENT ASSETS - 100.0%			$ 4,265,591

	+ Indicates stock with no dividend income

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of June 30, 2010
AUDITED

		Bryce Capital
		Growth Fund
Assets:
	Investments in securities, at fair value (cost = $3,000,229)	4,265,591
	Cash and Cash equivalents	-
	Receivable for Dividends and Interest	765
	Prepaid expenses and other assets	7,922

	Total Assets	4,274,278

Liabilities:
	Payable securities purchased	16,656
	Accrued expenses and other liabilities	3,451
	Total Liabilities	20,107

	Net Assets	$ 4,254,171

Net Assets Consist Of:
	Paid in capital	4,343,477
	Accumulated net investment loss	(290,461)
	Accumulated net realized loss from security transactions	(1,064,206)
	Net unrealized appreciation on investments	1,265,361

		$ 4,254,171

	Shares Oustanding	374,586

	Net asset value and redemption price per share	$ 11.36

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Period of July 1, 2009 through June 30, 2010
AUDITED

Bryce Capital
Growth Fund
Investment Income:
Dividends	$ 14,069
Interest	2
Total investment income	14,071

Expenses:
Advisory fees (Note 4)	48,200
Accounting fees	22,395
Transfer agent fees	27,584
Registration fees	16,653
Legal fees	12,468
Audit fees	6,056
Insurance expense	4,071
Shareholder reporting expense	264
Miscellaneous Fees & Expenses	44,827
Custody fees	24,446
Total expenses	206,964

Less:
Advisory fees waived and expenses reimbursed (Note 4)	(56,968)
Net expenses	149,996
Net investment loss	(135,925)

Net Realized and Unrealized Gain/(Loss)
on Investments (Notes 1 and 3):
Net realized gain/(loss) from security transactions	1,054,240
Net change in unrealized appreciation of investments	371,062
Net realized and unrealized loss on investments	1,425,302

Net increase in net assets resulting from operations	$ 1,289,377

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
Bryce Capital Growth Fund
	Audited

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06
From Operations:
Net investment loss	$ (135,925)	$ (38,554)	$ (47,056)	$ (22,915)	$ (20,881)
Net realized gain/(loss) from security transactions	1,054,240	(2,023,691)	33,197	87,285	(79,497)
Net change in unrealized appreciation /
(depreciation) of investments	371,062	(137,890)	276,429	301,549	208,977
Net increase (decrease) in net assets
resulting from operations	$ 1,289,377	$ (2,200,135)	$ 262,570	$ 365,919	$ 108,599

From Capital Share Transactions:
Shares sold	244,942	2,025,102	1,997,412	880,647	1,749,442
Shares redeemed	(2,097,350)	(1,188,259)	(538,000)	(725,168)	(243,181)
Net increase (decrease) in net assets from
capital share transactions	(1,852,408)	836,843	1,459,627	155,479	1,506,261

Net increase (decrease) in net assets	(563,031)	798,289	1,722,197	521,398	1,614,860

Net Assets:
Beginning of Period	$ 4,817,202	$ 6,180,494	$ 4,458,297	$ 3,936,899	2,322,039
End of Period	4,254,171	4,817,202	6,180,494	4,458,297	$ 3,936,899
(Includes accumulated net investment loss of:)	(290,461)	(154,536)	(100,556)	(53,500)	$ (30,585)

Capital Share Transactions:
Shares as of beginning of period	533,931	473,991	359,909	345,578	216,943
Shares sold and reinvested	23,635	188,754	156,538	68,713	148,816
Shares redeemed	(182,980)	(128,814)	(42,456)	(54,382)	(20,181)
Shares as of end of period	374,586	533,931	473,991	359,909	345,578

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Growth Fund

	Audited
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/10	6/30/09	6/30/08	6/30/07	6/30/06

Net Asset Value, Beginning of Period	$ 8.76	$ 13.04	$ 12.39	$ 11.39	$ 10.71
Capital Gains Distribution		$ 0.07
Income (Loss) From
Investment Operations:
Net investment gain (1)	$ (0.28)	$ (0.36)	$ (0.10)	$ (0.06)	$ (0.07)
Net realized and unrealized gain (loss)
from investment operations (1)	$ 2.88	$ (4.01)	$ 0.71	$ 1.06	$ 0.75
Total from investment operations	$ 2.60	$ (4.37)	$ 0.61	$ 1.00	$ 0.68

Net Asset Value, End of Period	$ 11.36	$ 8.73	$ 13.04	$ 12.39	$ 11.39

Total Return (2)	29.7%	-32.1%	7.2%	8.8%	6.4%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 4,384	$ 4,254	$ 6,180	$ 4,458	$3,937
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	3.96%	3.55%	2.58%	2.95%	3.41%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	2.82%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-3.685	-3.07%	-2.26%	-2.54%	-2.92%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-2.54%	-0.77%	-0.91%	-0.82%	-0.62%

Portfolio Turnover Rate	36.73%	442.00%	51.50%	31.04%	41.91%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Investment Management fee waiver expired as of 12/31/09 and was not renewed.

BRYCE CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2010

Note 1.  Organization

Bryce Capital Funds (the “Trust”) was organized as a Delaware business trust formed on April 1, 2004 and currently offers two series: Bryce Capital Growth Fund and Bryce Capital Value Fund (each, a “Fund” or a “Series”). Each Series is authorized to issue an unlimited number of shares, par value $.001 per share. All shares of each Series have equal rights and privileges.

The Trust is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund commenced investment operations on September 14, 2004.  Each Fund’s business and affairs are managed by its officers under the direction of the Board of Trustees.  Each Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).  Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  Short-term investments held by a Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

B.

Fair Value Measurements - Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FASB Statement No. 157), establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FASB Statement No. 157 are described below:

Level 1. Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Funds have the ability to access.

Level 2. Inputs to the valuation methodology include:

Quoted prices for similar assets or liabilities in active markets; Quoted prices for identical or similar assets or liabilities in inactive markets; Inputs other than quoted prices that are observable for the asset or liability; Inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3. Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

There were no level 2 or level 3 inputs used for valuing securities in the Funds.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for the disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds' Assets

Investments in Securities at value	Level 1- Quoted Prices	Level 2- Other significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Growth Fund Common Stocks	$4,265,591	-	-	$4,265,591

Value Fund Common Stocks	$4,287,137	-	-	$4,287,137

C.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

D.

Federal Income Taxes - Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. Effective July 1, 2007, the Fund adopted FASB ASC 740-10 (“FIN 48”)“Accounting for Uncertainty in Income Taxes,” which requires that the effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and New York. The statue of limitations on the Fund’s federal and state tax filings remains open for the fiscal years ended June 30, 2010, June 30, 2009, June 30, 2008, and June 30, 2007.

E.

Dividends and Distributions to Shareholders - Each Fund records dividends and distributions to shareholders on the ex-dividend date.  Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

F.

UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(TAX BASIS) As of June 30, 2010

	Bryce Capital Growth Fund	Bryce Capital Value Fund
Gross Appreciation (excess of value over tax cost)	$ 1,346,856	$ 835,870
Gross Depreciation (excess of tax cost over value)	$ (81,497)	$ (116,425)
Net Unrealized Appreciation or (Depreciation)	$ 1,265,359	$ 719,445

At June 30, 2010, the Growth Fund and the Value Fund have available for tax purposes unused capital loss carryovers of $1,891,380 and $4,865,258 respectively which will expire in 2014.

G.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

H.

Foreign Currency Translations and Foreign Dividend Tax:  The Funds may, from time to time, hold foreign securities in the form of American Depository Receipts or common shares traded on domestic exchanges in dollar denominated units. These ADR’s or Dollar denominated shares may pay dividends upon which the fund may pay dividends, which are taxed under United States Federal Tax law. Dividend income is shown net of these tax withholdings. Since all shares held in the Funds are denominated in US Dollars, there is no currency translation, gains or losses from relative currency movements or hedging.

I.

Recent Accounting Pronouncements: Management has considered recently issued accounting pronouncements and has determined that the are none that would have a material impact on the financial statements of the Funds.

Note 3. Proposed Merger Transaction

Board of Trustees of the Bryce Capital Funds (the "Trust") has voted to recommend to shareholders that the Bryce Funds be merged with the Dblaine Funds. A Form N-14 was filed with the Securities and Exchange Commission proposing said merger. Should the plan be approved by the SEC, the Funds will hold a Special Meeting, where shareholders will be asked:

1.

To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of October 15, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust (the “Reorganization”); and

2.

To transact such other business as may properly come before the meeting or any adjournment thereof.

If the Reorganization is approved by the shareholders of each of the Bryce Capital Funds, shareholders of the Bryce Capital Funds will become shareholders of Class A shares of the Dblaine Fund on the date of the Reorganization.  The Reorganization is expected to occur on or about October 15, 2010.  The management of the Bryce Capital Funds believes that the shareholders of the Bryce Capital Funds will benefit from potentially lower expenses because economies of scale can be realized more quickly by the Dblaine Fund, and will benefit from the advisory services provided by the adviser to the Dblaine Fund.

If the Reorganization is not approved by shareholders of both of the Bryce Capital Funds, the Board of Trustees of the Trust will consider other options, which may include liquidating the Bryce Capital Funds or holding another shareholders' meeting to request a vote on the same or modified proposal(s).  The Reorganization will not proceed without approval of the shareholders of both of the Bryce Capital Funds.

Note 4.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) on behalf of each Fund with Bryce Capital Management, LLC. (the “Adviser”). Pursuant to the Agreement, the Adviser manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Funds.   For its services, the Adviser receives a fee, paid monthly, calculated at an annual rate of 1.00% of each Fund’s average daily net assets.

The Adviser voluntarily agreed to waive its advisory fee through December 31, 2009 and reimbursed other expenses to the extent a Fund’s operating expenses exceed 1.25% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of each Fund’s average daily net assets. The Fund has a recapture agreement with the Adviser allowing for reimbursement of waived fees and/or reimbursed fees subject to the expense limits of the Funds. To the extent that the advisor has waived its fees and not provided reimbursement to the Fund, the Fund carries an asset called “Due From Adviser”. As of June 30, 2010 the Adviser owed no balance to the fund.

For the period ended June 30, 2010, the Adviser waived fees amounting to the following:

Bryce Capital Value Fund	$48,105
Bryce Capital Growth Fund	$56,968

Under the terms of the Expense Limitation Agreement with the Funds, the Advisor, with the approval of the Board of Trustee's, can recapture fees waived during the last three years. Reimbursement of fees is contingent on the funds generating sufficient income to pay all of its expenses including the Investment Management Fees. Since the inception of the funds in September of 2004, no waived fees have been reimbursed by the Funds.

The Trust has entered into a Fund Accounting Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Agreements, GFS serves as Transfer Agent and Dividend Disbursing and Fund Accounting Agent to each Fund.  For these services, each Fund pays GFS an annual fee; paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Northern Lights Distributors, LLC (“AFD”) is the Distributor of the Trust.  The Trust on behalf of each Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of each Fund’s shares and for the printing of all Fund prospectuses used in connection with distribution and sale of each Fund’s shares. Each Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets. During the period ended June 30, 2010, the Plan was not in effect, hence the Funds did not accrue any fees and no payments were made.

Note 5.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for each Fund for the year ended June 30, 2010 were approximately as follows:

	Capital Value Fund	Capital Growth Fund
Purchases	$2,352,817	$3,332,109
Sales	$3,681,837	$5,105,530

Note 6. Regulatory and Shareholder Matters

PROXY VOTING POLICIES AND PROCEDURES

The policies and procedures used to determine how to vote proxies relating to the Funds’ portfolio securities are available without charge online at www.brycecapital.com or upon request by calling the Chief Compliance Officer at 1-866-62-bryce. This information is also on the Securities and Exchange Commission’s website at www.sec.gov.

PROXY VOTING RECORD

For the most fiscal year ended June 30, 2010 information regarding how proxies relating to portfolio securities were voted on behalf of each of the Funds is available without charge online at www.brycecapital.com and on the Securities and Exchange Commission’s website at www.sec.gov.

QUARTERLY DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Portfolio holdings for the second and fourth quarter of each fiscal year are filed as part of the Funds’ semiannual and annual reports. The Funds’ Form N-Q, semiannual and annual reports are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent quarterly portfolio holdings and semi-annual and annual report also can be accessed on the Funds’ website at www.brycecapital.com.

SHAREHOLDER MEETINGS

The Funds did not hold a Shareholders meeting in fiscal 2009-10.

BOARD OF DIRECTORS’ CONSIDERATIONS IN APPROVING THE INVESTMENT MANAGEMENT AGREEMENTS

Bryce Capital Management, LLC ("BCM") and Bryce Capital Funds ("the Funds") have entered into an investment management agreement (the “Investment Management Agreement”), pursuant to which BCM is responsible for the day-to-day investment management of the assets of the two series of Bryce Capital Funds, including the Value Fund and the Growth Fund. The Funds’ Board of Directors holds a meeting each year at which it considers whether to renew the Investment Management Agreements between each Fund and Bryce Capital. In preparation for this consideration, the Funds’ outside counsel, on behalf of the Board, requests that Bryce  provide a wide variety of materials including information about  Bryce's affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Directors in connection with their consideration of whether to renew each Fund’s Investment Management Agreement. At its June 10, 2010 meeting, the Board requested and received written materials from BCM regarding: (a) the investment management and other services BCM provides; (b) BCM’s investment management personnel; (c) BCM’s financial condition; (d) BCM’s brokerage practices (including any soft dollar arrangements); (e) the level of the advisory fees that BCM charges a Fund compared with the fees charged to comparable mutual funds; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) BCM’s profitability; (h) BCM’s compliance program; (i) each Fund’s performance compared with similar mutual funds; and (j) BCM’s Business Continuity Plan. At that meeting, the Board, including all of the Independent Directors, considered and unanimously reapproved the Investment Management Agreements between BCM and each Fund,

The Independent Directors, considered and discussed a substantial amount of information and analysis provided by BCM. The Board also considered detailed information regarding expenses of other investment companies, including those with similar investment objectives and sizes. The Board reviewed the proposed reapproval of the Investment Management Agreements with the management of BCM and with legal counsel. The Board also reviewed a memorandum prepared by legal counsel discussing the legal standards for the consideration of the proposed approval. The Independent Directors discussed the proposed approval in detail during an executive session with legal counsel at which no representatives of BCM were present. In advance of the meeting, and in response to their request and inquiries, the Board received from BCM written responses, which included substantial exhibits and other materials related to BCM’s business and the services it provides to the Funds. The Board took into account their multi-year experience as a board and particularly their consideration of Investment Management Agreements in recent years, noting that the information provided by BCM was presented in a similar manner and format as past investment adviser information requests. To focus their review, the Board asked BCM management to highlight in their oral presentations any material differences between the current Investment Management Agreements and the Investment Management Agreement that the Board was being asked to approve.  There were none. During the meeting, the Directors had an opportunity to discuss this information with BCM managers, including senior executives, representatives from the legal, compliance and finance functions and investment personnel. The Board posed questions to these representatives and engaged in substantive discussions with them concerning the proposed investment process. In reaching their determinations relating to the reapproval of the Investment Management Agreements, the Directors, including the Independent Directors, considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Board did not identify any particular information that was all important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the following:

Nature, Extent and Quality of Services. The Board reviewed the services provided by BCM, and the Board, including all of the Independent Directors, found that BCM continued to provide high quality advisory and administrative services to the Funds. In connection with their consideration of BCM’s services specifically, the Board focused on the favorable attributes of BCM, including (i) an investment philosophy oriented toward long-term performance;  (ii) highly skilled professionals with a depth of experience; (iii) access to significant technological resources from which the Funds may benefit; and (iv) a favorable history and reputation. The Board discussed with senior officers of BCM the personnel changes made, and proposed to be made, by BCM. The Board also noted the reputation, organizational structure, financial condition, compliance program and compliance history of BCM and its affiliates, as well as the investment by BCM and its affiliates in the mutual fund business. The Board considered the terms of the Investment Management Agreements and the responsibilities that BCM has as investment adviser to the Funds, including the day-to-day management of all of the Funds and the investment performance of the Funds and the Adviser. The Board examined the performance information for the Funds provided by BCM. The Board reviewed the average annual total returns for the Funds for the last one, three years and from inception in September of 2004 and compared the returns to those of the Funds’ peer universes for the same time periods.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption/exchange fees1; and (2) ongoing costs, including management fees; distribution and service fees (12b-1) fees2; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in our Funds and to compare these costs with the ongoing costs of other mutual funds.

The example is based on an investment on $1,000 made at the beginning of the period and held for the entire period from June 30, 2009 to June 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each Fund.  You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 divided by $1,000 =8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in our Funds to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees.  Therefore the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bryce Value Fund	Expense Ratio (annual)	Beginning Account Value 6/30/09	Ending Account Value[3] 6/30/10	Expenses Paid 6/30/09–6/30/10
Actual	2.79%	$1,000	$1,125.56	$31.52
Hypothetical	2.79%	$1,000	$1,022.32	$28.24

Bryce Growth Fund	Expense Ratio (annual)	Beginning Account Value 6/30/09	Ending Account Value[3] 6/30/10	Expenses Paid 6/30/09–6/30/10
Actual	2.82%	$1,000	$1,273.84	$34.22
Hypothetical	2.82%	$1,000	$1,022.32	$28.24

1 Bryce Capital Funds are no-load funds.  There is no front or back end sales charge. Each Fund is required by law to assess a redemption fee equal to 2% of the net amount of the redemption on the redemption of its shares that are held for less than 5 business days.

2 Bryce Capital Funds do not pay any distribution or service (12b-1) fees. On June 28, 2004, the Trust’s Board of Trustees approved, on behalf of each Fund, a Plan of Distribution (the “12b-1 Plan”) that will not be implemented until a later date, to be determined by the Board of Trustees.

3 Return and expenses annual period  6/30/09 to 06/30/10.

TRUSTEES AND OFFICERS

Overall responsibility for conduct of the Trust’s affairs rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually.  The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated in a separate table below.  The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by record holders of at least 10% of a Fund’s outstanding shares.  The Trust’s bylaws contain procedures for the removal of Trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Trustees.

Trustees are compensated for their attendance at Board meetings. The per meeting compensation is $500.00

Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Todd Campbell, 41	Trustee	2008	See Below	2
Robert Wayland-Smith, 66	Trustee	2004	See Below	2
Kathleen Wright, 61	Trustee	2006	See Below	2

*

Please see each Board member’s personal description below.

Interested Trustees Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Edmond Sheidlower, 42	President	2004	Principal – Bryce Capital	2
Dennis Lohouse, 57	CFO	2004	Principal – Bryce Capital	2

*

Please see each Board member’s personal description below.

Robert Wayland-Smith.   Mr. Wayland-Smith joined Lincoln Rochester Trust Company, a predecessor of JPMorgan Chase & Co., in 1967 as a management trainee in the portfolio and liability management department.  During his 31-year career at the bank he served in a number of senior management positions including municipal dealership, portfolio and liability management, financial and investment services, and personal and institutional trust.  He served as President and CEO of the Rochester Division from 1988 through June 1993.  At the time of his retirement in December 1998, he was the Senior Upstate Trust and Investment Division Executive for the Chase Manhattan Bank.

A native of Oneida, New York, Wayland-Smith graduated from the University of Rochester in 1965 with a Bachelor of Arts degree in Economics.  He has two married daughters who are elementary school teachers.

Active in a number of community and professional organizations, Wayland-Smith currently serves on the Board of Directors of the Greater Rochester Individual Practice Association, the Board of Trustees of Rochester Institute of Technology, the Board of Trustees of the Center for Governmental Research, Inc., Chair of the College Council at SUNY Geneseo, the Board of Trustees of the Oneida Community Mansion House, the Finance and Investor Relations Committee of the Greater Rochester Enterprise, the Prospect Research and Leadership Giving Committees of the United Way and the Development Committee of Hope Hall School.

Todd Campbell. Mr. Campbell has been providing independent equity research to professional money managers for more than a decade.  In 2003, Mr. Campbell founded E.B. Capital Markets, LLC, an independent research firm serving professional money management firms.  Today, some of the largest money management firms in the country trust the proprietary research developed by Mr. Campbell.  As firm President, Mr. Campbell is responsible for all research and client services.  Prior to founding E.B. Capital Markets, LLC, Mr. Campbell was Vice President and Partner of Alpha Equity Research, an independent equity research firm.  Mr. Campbell’s responsibilities at Alpha Equity Research included developing new research products and institutional sales.  Mr. Campbell was also responsible for Alpha’s individual brokerage business, providing investment services to over 100 high net worth families.  In the past decade, Mr. Campbell’s articles have been featured in the Market Technician’s Association trade journal.  Mr. Campbell’s insights have been featured in various print and online financial publications, including Barron’s & SmartMoney.  Mr. Campbell has also appeared on the financial news network, CNN/fn.  Mr. Campbell is a graduate of the University of New Hampshire, where he studied English, Psychology and Business Administration with a focus on economics.  Mr. Campbell is an Associate Member of the Market Technician’s Association and a former series 7 licensed broker.

Kathleen Wright.   Ms. Wright brings over 40 years of financial services experience to the Board of Bryce Capital Funds. Her career started at Basch and Company in their mutual funds division. After moving to Rochester, New York she spent 18 years at The Chase Manhattan Bank as manager of Institutional Trust Services, wherein she managed custody, corporate trust and fiduciary services for institutions and money managers. In 1993 she co-founded Epic Advisors, a nationally recognized TPA and recordkeeping firm, providing 401k and pension plan services to plan sponsors and plan participants.

Epic Advisors was acquired by a regional banking institution in 2005 and Ms. Wright now devotes her entrepreneurial skill and expertise working with not-for-profit organizations in Western New York. She is currently the Chairperson of the Rochester Women’s Foundation.

Edmond D. Sheidlower, CMFC.  Mr. Sheidlower has 17 years of significant investment experience. Prior to co-founding Bryce Capital Management, Mr. Sheidlower spent 11 years in the investment business, the last 9 years at Chase Manhattan Bank. In his most recent position he was a Portfolio Manager in Chase's Personal Trust & Investment Asset Management Group, responsible for the management of over $300 million in client assets.

Prior to joining Chase's Personal Trust & Investment Asset Management Group he was a member of Chase's Institutional Asset Management team, where he served as Equity Research coordinator for the Upstate Regional Bank and was associate portfolio manager of Chase’s equity mutual and collective funds.

A 1988 graduate of Hobart College in Geneva, New York, Mr. Sheidlower holds a Bachelor of Arts degree in Economics and he has earned the Chartered Mutual Fund Counselor (CMFC) designation.

Dennis E. Lohouse, CFA.  A founding partner of Bryce Capital Management, Mr. Lohouse began his career in the investment business as a securities analyst in the Equity Research department of Chase Manhattan Bank in 1986. In 1987 he was appointed Director of Research with responsibility for stock research and trading. In that same year he became co-manager of the Trinity Equity Trust, a $200 million diversified equity fund.

In 1990 he moved to Chase's investment banking group and specialized in valuations of corporations and closely held businesses.  Early in 1992, he was named Manager of Chase's Institutional Investment Group.  In 1994, Mr. Lohouse assumed responsibility for all Upstate Corporate and Institutional businesses and was appointed Chief Investment Officer in January of 1995.  He was also a Managing Director and registered principal of Chase Securities Inc.

He holds an MBA in Finance and Accounting from the William E. Simon School at the University of Rochester, an MS in Economics and a BA in Psychology both from the State University of New York at Buffalo. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the American Society of Appraisers, the Treasury Management Association and the International Association of Financial Planners.

Certified Public Accountants | 280 Kenneth Drive, Suite 100 | Rochester, New York 14623 | 585.427.8900 | EFPRotenberg.com

EFP ROTENBERG what counts

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As successor by merger, effective October 1, 2009, to the registered public accounting firm Rotenberg & Co., LLP, we have audited the accompanying statement of assets and liabilities of Bryce Capital Value Fund, including the schedule of investments, as of June 30, 2010, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the years ended June 30, 2010 and 2009. Bryce Capital Value Fund's management is responsible for these financial statements and financial highlights. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bryce Capital Value Fund as of June 30, 2010, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2010 and 2009 in conformity with accounting principles generally accepted in the United States of America.

EFP Rotenberg, LLP

EFP Rotenberg, LLP
Rochester, New York
September 9, 2010

Certified Public Accountants | 280 Kenneth Drive, Suite 100 | Rochester, New York 14623 | 585.427.8900 | EFPRotenberg.com

EFP ROTENBERG what counts

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

As successor by merger, effective October 1, 2009, to the registered public accounting firm Rotenberg & Co., LLP, we have audited the accompanying statement of assets and liabilities of Bryce Capital Growth Fund, including the schedule of investments, as of June 30, 2010, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the years ended June 30, 2010 and 2009. Bryce Capital Growth Fund's management is responsible for these financial statements and financial highlights. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bryce Capital Growth Fund as of June 30, 2010, and the results of its operations, changes in net assets, and its financial highlights for the years ended June 30, 2010 and 2009 in conformity with accounting principles generally accepted in the United States of America.

EFP Rotenberg, LLP

EFP Rotenberg, LLP
Rochester, New York
September 9, 2010

Item 2. Code of Ethics.   Exibit a(1) Code of Ethics

Item 3. Audit Committee Financial Expert. The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has one audit Committee financial expert serving on its audit committee, who is an independent Trustee for purpose of this N-CSR item: Robert Wayland Smith. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services. 1. (a) Audit Fee -  $11,445, $10,200 respectively, are the aggregate fees billed to each fund in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $0 and $0 are the aggregate fees billed to each fund in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment adviser that are reasonably related to the performance of the audit of the registrant's financial statements that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees - $1,200 and $1,200 respectively, are the aggregate fees billed to each fund in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this

Item 4.

(d) All Other Fees - $ 0 and $ 0 respectively, are the aggregate fees billed to each fund in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant,  the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the  attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit  committee.

(f) No disclosures are required by this Item 4(f).

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

9/09/2010

By (Signature and Title)

*/s/ Dennis E. Lohouse, CFA

       Dennis E. Lohouse, CFA, Treasurer

Date

9/09/2010